Related Party Transactions (Details 1) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Other receivable		$ 920
EESQAURE [Member]
Related Party Transaction [Line Items]
Other receivable	[1]	920
Bummy Wu [Member]
Related Party Transaction [Line Items]
Temporary deposit	[2]		100,067
Y. Tristan Kuo [Member]
Related Party Transaction [Line Items]
Other payable to:	[3]	4,799	3,787
WWI [Member]
Related Party Transaction [Line Items]
Lease liability - current	[4]	22,632
Other payable to:	[4]		39,224
Jeffrey Wun [Member]
Related Party Transaction [Line Items]
Other payable to:	[3]	7,510	46,236
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Other payable to:	[3]	3,366	6,071
Chien Ming Tseng [Member]
Related Party Transaction [Line Items]
Other payable to:	[3]		47,880
Yih Lieh (Giretsu) Shih [Member]
Related Party Transaction [Line Items]
Other payable to:	[3]		15,497
Others [Member]
Related Party Transaction [Line Items]
Other payable to:		15,296	15,159
Consolidated Related Party [Member]
Related Party Transaction [Line Items]
Other payable to:		$ 30,971	$ 173,854

[1]	Represents receivable from EESQAURE due to Japan office sublease agreement on March 1, 2019. The monthly rent is ¥100,000 (approximately $920) and will be expired March 4, 2021.
[2]	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and good standing of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.
[3]	Represents payable to employees as a result of regular operating activities.
[4]	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.